Segmental information	12 Months Ended
Dec. 31, 2024
Segmental information
Segmental information

Note 5. Segmental information

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”). The CODM monitors the operating results of the Company for the purpose of making decisions about resource allocation and performance assessment.

In October 2023, the Company initiated several measures to ensure greater efficiency and to realign its business and strategic priorities. The restructuring measures were completed in January 2024 upon announcement of the new global organization and leadership structure. In light of these organizational changes, the Company reassessed its segment identification analysis under this guidance, and concluded that effective January 1, 2024, discrete financial information was available and used by the CODM to allocate resources solely on a consolidated basis, therefore the Company has only one operating and reporting segment. In accordance with IFRS 8, due to the change in segments, the corresponding information for historic periods has been restated for comparability with the current presentation. Operating results of the Company can be seen in the consolidated statement of profit or loss and other comprehensive income.

Geographic information

The geographic information analyzes the Company’s revenue by region, country of domicile (Switzerland) and any country that accounts for more than 10% of revenue during the years ended December 31, 2024, 2023 and 2022. Revenue for Switzerland was €9.6 million, €9.2 million and €10.8 million for the years ended December 31, 2024, 2023 and 2022, respectively. Revenue for United States was €262.8 million, €166.0 million and €127.8 million for the years ended December 31, 2024, 2023 and 2022, respectively. In presenting the geographic information, revenue is attributed based on the geographic billing location of customers, aligned with the primary economic environment in which they operate.

Revenue	Years Ended December 31,
in €‘000	2024	2023	2022
North America	301,269	195,883	151,781
Africa	26,918	23,308	26,292
AsiaPac & Middle East	116,466	108,412	82,591
Europe	562,024	464,012	400,798
LATAM & Caribbean	99,879	86,006	68,726
Total	1,106,556	877,621	730,188

The geographic information analyzes the Company’s non-current assets by the Company’s country of domicile (Switzerland) and other countries. In presenting the geographic information, the non-current assets are based on the entity that holds the associated assets. Non-current assets exclude deferred tax assets and other financial assets.

Non-current assets	As of December 31,
in €‘000	2024	2023
Switzerland	1,218,323	1,307,794
Germany	57,790	59,535
United States	230,903	225,759
Other countries[1]	173,028	183,351
Total	1,680,044	1,776,439

1No individual country represented more than 10% of the total.

Major customer

The Company did not have any individual customer that accounted for more than 10% of revenue during the years ended December 31, 2024, 2023 and 2022.